John Hancock
International Growth Fund
Quarterly portfolio holdings 12/31/2024

Fund’s investments
As of 12-31-24 (unaudited)
	Shares	Value
Common stocks 97.2%		$5,179,111,140
(Cost $4,130,688,633)
Australia 2.1%		114,807,717
Aristocrat Leisure, Ltd.	1,483,611	62,653,694
Goodman Group	2,372,584	52,154,023
Belgium 1.1%		57,708,510
KBC Group NV	747,429	57,708,510
Canada 5.1%		271,918,851
ARC Resources, Ltd. (A)	4,257,924	77,222,915
Constellation Software, Inc.	44,216	136,725,549
iA Financial Corp., Inc.	625,034	57,970,387
China 7.7%		410,711,347
ANTA Sports Products, Ltd.	5,310,881	52,451,877
Kweichow Moutai Company, Ltd., Class A	343,354	71,689,080
Meituan, Class B (B)(C)	3,237,711	62,952,016
Tencent Holdings, Ltd.	4,189,742	223,618,374
Denmark 4.0%		214,090,281
DSV A/S	462,737	98,547,113
Novo Nordisk A/S, Class B	621,251	53,602,673
Pandora A/S	338,555	61,940,495
France 7.0%		371,832,557
Accor SA	2,044,267	99,428,396
Legrand SA	621,133	60,418,512
Publicis Groupe SA	856,860	91,221,105
Safran SA	551,165	120,764,544
Germany 4.5%		240,902,631
Allianz SE	286,459	88,047,006
Heidelberg Materials AG	472,312	58,360,415
Rheinmetall AG	147,901	94,495,210
India 5.4%		286,363,954
Axis Bank, Ltd.	6,376,718	79,317,102
Bharti Airtel, Ltd.	6,964,876	129,418,221
HDFC Bank, Ltd.	3,755,547	77,628,631
Ireland 2.7%		144,970,756
Accenture PLC, Class A	156,302	54,985,481
AerCap Holdings NV	940,285	89,985,275
Italy 1.4%		73,862,724
FinecoBank SpA	4,232,152	73,862,724
Japan 13.7%		729,525,475
Ajinomoto Company, Inc.	2,020,983	82,275,946
Fujitsu, Ltd.	5,214,553	91,601,863
Hoya Corp.	547,779	67,982,826
Keyence Corp.	308,809	125,522,108
Mizuho Financial Group, Inc.	2,181,800	53,263,290
MS&AD Insurance Group Holdings, Inc.	3,411,185	73,673,121
Obic Company, Ltd.	2,012,707	59,894,852
Renesas Electronics Corp. (C)	2,076,913	26,283,390
Sony Group Corp.	7,071,134	149,028,079
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico 1.0%		$52,744,665
Wal-Mart de Mexico SAB de CV	20,039,705	52,744,665
Netherlands 1.3%		70,212,166
QIAGEN NV (C)	1,566,401	70,212,166
Portugal 1.2%		64,816,201
Jeronimo Martins SGPS SA	3,394,672	64,816,201
Singapore 3.1%		163,038,436
Grab Holdings, Ltd., Class A (C)	6,017,884	28,404,412
Singapore Telecommunications, Ltd.	26,982,334	60,786,555
Trip.com Group, Ltd., ADR (C)	1,075,553	73,847,469
South Korea 0.9%		47,535,008
Shinhan Financial Group Company, Ltd.	1,465,916	47,535,008
Spain 2.0%		106,545,720
Industria de Diseno Textil SA	2,079,996	106,545,720
Sweden 1.4%		74,159,339
Volvo AB, B Shares	3,051,551	74,159,339
Switzerland 4.7%		253,082,478
Holcim, Ltd. (C)	750,806	72,291,330
Novartis AG	896,063	87,238,272
UBS Group AG	3,055,611	93,552,876
Taiwan 10.9%		581,673,236
Accton Technology Corp.	2,139,298	50,281,612
Delta Electronics, Inc.	4,883,333	63,919,153
MediaTek, Inc.	1,683,371	72,367,676
Taiwan Semiconductor Manufacturing Company, Ltd.	12,157,051	395,104,795
United Kingdom 13.2%		701,818,510
Allfunds Group PLC (A)	7,831,462	40,975,584
AstraZeneca PLC	1,079,206	140,705,813
British American Tobacco PLC	1,504,316	54,282,563
Bunzl PLC	1,294,153	53,286,663
Haleon PLC	8,918,938	42,053,940
InterContinental Hotels Group PLC	474,712	59,065,112
London Stock Exchange Group PLC	964,846	136,192,095
Next PLC	487,765	57,859,471
Unilever PLC	2,066,114	117,397,269
United States 1.3%		68,153,730
Flutter Entertainment PLC (C)	263,576	68,153,730
Uruguay 1.5%		78,636,848

MercadoLibre, Inc. (C)	46,245	78,636,848
Preferred securities 1.1%		$58,776,912
(Cost $81,753,641)
Brazil 1.1%		58,776,912
Itau Unibanco Holding SA	11,881,500	58,776,912

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

	Yield (%)	Shares	Value
Short-term investments 1.5%			$80,971,953
(Cost $80,971,659)
Short-term funds 0.1%			7,571,953
John Hancock Collateral Trust (D)	4.2987(E)	756,908	7,571,953

	Par value^	Value
Repurchase agreement 1.4%		73,400,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-24 at 4.460% to be repurchased at $36,709,093 on 1-2-25, collateralized by $14,729,227 Federal Home Loan Mortgage Corp., 3.000% - 6.000% due 2-1-26 to 12-1-54 (valued at $14,674,864), $24,339,935 Federal National Mortgage Association, 2.000% - 6.500% due 7-1-29 to 10-1-49 (valued at $22,183,852) and $562,340 Government National Mortgage Association, 2.500% - 6.500% due 6-15-28 to 3-20-54 (valued at $575,285)	36,700,000	36,700,000
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-24 at 4.440% to be repurchased at $36,709,053 on 1-2-25, collateralized by $43,100,000 U.S. Treasury Bonds, 3.250% - 4.250% due 5-15-42 to 2-15-54 (valued at $37,434,030)	36,700,000	36,700,000

Total investments (Cost $4,293,413,933) 99.8%	$5,318,860,005
Other assets and liabilities, net 0.2%	10,827,361
Total net assets 100.0%	$5,329,687,366

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 12-31-24. The value of securities on loan amounted to $7,176,925.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 12-31-24.
The fund had the following sector composition as a percentage of net assets on 12-31-24:
Information technology	20.2%
Financials	17.7%
Consumer discretionary	17.6%
Industrials	11.6%
Communication services	9.5%
Consumer staples	9.0%
Health care	7.8%
Materials	2.5%
Energy	1.4%
Real estate	1.0%
Short-term investments and other	1.7%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2024, by major security category or type:
	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$114,807,717	—	$114,807,717	—
Belgium	57,708,510	—	57,708,510	—
Canada	271,918,851	$271,918,851	—	—
China	410,711,347	—	410,711,347	—
Denmark	214,090,281	—	214,090,281	—
France	371,832,557	—	371,832,557	—
Germany	240,902,631	—	240,902,631	—
India	286,363,954	—	286,363,954	—
Ireland	144,970,756	144,970,756	—	—
Italy	73,862,724	—	73,862,724	—
Japan	729,525,475	—	729,525,475	—
Mexico	52,744,665	52,744,665	—	—
Netherlands	70,212,166	—	70,212,166	—
Portugal	64,816,201	—	64,816,201	—
Singapore	163,038,436	102,251,881	60,786,555	—
South Korea	47,535,008	—	47,535,008	—
|	5

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Spain	$106,545,720	—	$106,545,720	—
Sweden	74,159,339	—	74,159,339	—
Switzerland	253,082,478	—	253,082,478	—
Taiwan	581,673,236	—	581,673,236	—
United Kingdom	701,818,510	—	701,818,510	—
United States	68,153,730	—	68,153,730	—
Uruguay	78,636,848	$78,636,848	—	—
Preferred securities	58,776,912	—	58,776,912	—
Short-term investments	80,971,953	7,571,953	73,400,000	—
Total investments in securities	$5,318,860,005	$658,094,954	$4,660,765,051	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	756,908	$152,730,862	$445,315,301	$(590,512,836)	$(6,346)	$44,972	$296,177	—	$7,571,953
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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